Supplemental Condensed Combining Information	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

25. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% Senior Notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition of the Company, on a consolidated basis at December 31, 2014 and December 31, 2013 and its results of operations and cash flows for the periods ended December 31, 2014, 2013 and 2012. The following combining financial information for the Company is at December 31, 2014 and December 31, 2013 and for the periods ended December 31, 2014, 2013 and 2012, segregated between FMC US Finance as issuer, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the year ended December 31, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$2,211,756	$-	$17,159,641	$(3,539,784)	$15,831,613
Cost of revenue	-	-	1,395,295	-	12,929,889	(3,489,417)	10,835,767
Gross profit	-	-	816,461	-	4,229,752	(50,367)	4,995,846
Operating (income) expenses:
Selling, general and administrative(1)	-	234,170	198,789	147,203	2,046,499	(7,462)	2,619,199
Research and development	-	-	74,338	-	47,776	-	122,114
Operating income (loss)	-	(234,170)	543,334	(147,203)	2,135,477	(42,905)	2,254,533
Other (income) expense:
Interest, net	(6,930)	238,554	(5,029)	198,726	(14,181)	(13)	411,127
Other, net	-	(1,555,399)	382,870	(771,567)	-	1,944,096	-
Income (loss) before income taxes	6,930	1,082,675	165,493	425,638	2,149,658	(1,986,988)	1,843,406
Income tax expense (benefit)	2,524	37,409	150,268	(136,469)	832,919	(303,053)	583,598
Net income (loss)	4,406	1,045,266	15,225	562,107	1,316,739	(1,683,935)	1,259,808
Net income attributable to noncontrolling interests	-	-	-	-	214,542	-	214,542
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4,406	$1,045,266	$15,225	$562,107	$1,102,197	$(1,683,935)	$1,045,266

(1) Selling, general and administrative is presented net of gain on sale of dialysis clinics and net of income from equity method investees.

	At December 31, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$117	$5,722	$-	$628,015	$-	$633,855
Trade accounts receivable, less allowance for doubtful accounts	-	-	165,090	-	3,037,010	1,555	3,203,655
Accounts receivable from related parties	1,266,916	5,558,131	840,302	2,570,654	3,544,817	(13,587,595)	193,225
Inventories	-	-	231,127	-	1,038,591	(154,164)	1,115,554
Prepaid expenses and other current assets	-	76,846	43,387	183	1,182,301	30,350	1,333,067
Deferred taxes	-	-	-	-	290,064	(44,710)	245,354
Total current assets	1,266,917	5,635,094	1,285,628	2,570,837	9,720,798	(13,754,564)	6,724,710

Property, plant and equipment, net	-	566	260,662	-	3,147,750	(118,798)	3,290,180
Intangible assets	-	945	64,679	-	799,958	3,829	869,411
Goodwill	-	-	55,312	-	13,026,868	-	13,082,180
Deferred taxes	-	81,555	38,291	-	129,927	(108,721)	141,052
Other assets and notes receivables (1)	-	9,154,819	45,297	13,267,706	6,662,384	(27,790,638)	1,339,568
Total assets	$1,266,917	$14,872,979	$1,749,869	$15,838,543	$33,487,685	$(41,768,892)	$25,447,101

Current liabilities:
Accounts payable	$-	$1,844	$34,798	$-	$536,542	$-	$573,184
Accounts payable to related parties	-	1,452,812	587,677	1,662,032	10,232,251	(13,794,041)	140,731
Accrued expenses and other current liabilities	29,771	61,367	141,392	9,240	1,982,051	(26,576)	2,197,245
Short-term borrowings	-	1	-	-	132,692	-	132,693
Short-term borrowings from related parties	-	-	-	-	5,357	-	5,357
Current portion of long-term debt and capital lease obligations	-	55,391	-	200,000	58,216	-	313,607

Income tax payable	-	13,663	-	-	66,024	-	79,687
Deferred taxes	-	1,573	7,992	-	47,555	(22,333)	34,787
Total current liabilities	29,771	1,586,651	771,859	1,871,272	13,060,688	(13,842,950)	3,477,291

Long term debt and capital lease obligations, less current portion	1,162,534	855,029	-	2,335,992	7,783,062	(3,056,340)	9,080,277
Long term borrowings from related parties	-	2,891,256	-	2,833,854	72,505	(5,797,615)	-
Other liabilities	-	70,823	1,615	170,149	147,015	22,374	411,976
Pension liabilities	-	14,872	324,156	-	296,531	6,759	642,318
Income tax payable	637	11,035	-	-	48,370	117,559	177,601
Deferred taxes	-	-	-	-	831,050	(26,441)	804,609
Total liabilities	1,192,942	5,429,666	1,097,630	7,211,267	22,239,221	(22,576,654)	14,594,072

Noncontrolling interests subject to put provisions	-	-	0	-	824,658	-	824,658
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-
Total FMC-AG & Co. KGaA shareholders' equity	73,975	9,443,313	652,239	8,392,135	10,073,889	(19,192,238)	9,443,313
Noncontrolling interests not subject to put provisions	-	-	-	-	585,058	-	585,058
Total equity	73,975	9,443,313	652,239	8,392,135	10,658,947	(19,192,238)	10,028,371
Total liabilities and equity	$1,266,917	$14,872,979	$1,749,869	$15,838,543	$33,487,685	$(41,768,892)	$25,447,101

(1) Other assets and notes receivables are presented net of investment in equity method investees.

	For the year ended December 31, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4,406	$1,045,266	$15,225	$562,107	$1,316,739	$(1,683,935)	$1,259,808
Gain (loss) related to cash flow hedges	-	46,374	-	-	(20,827)	-	25,547
Actuarial gain (loss) on defined benefit pension plans	-	(4,788)	(85,460)	(116,240)	(8,673)	-	(215,161)
Gain (loss) related to foreign currency translation	-	20,407	(85,635)	-	(375,504)	18,943	(421,789)
Income tax (expense) benefit related to components of other comprehensive income	-	(14,707)	(25,288)	(45,857)	154,013	-	68,161
Other comprehensive income (loss), net of tax	-	47,286	(196,383)	(162,097)	(250,991)	18,943	(543,242)
Total comprehensive income	$4,406	$1,092,552	$(181,158)	$400,010	$1,065,748	$(1,664,992)	$716,566
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	208,456	208,456
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4,406	$1,092,552	$(181,158)	$400,010	$1,065,748	$(1,873,448)	$508,110

	For the year ended December 31, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$4,406	$1,045,266	$15,225	$562,107	$1,316,739	$(1,683,935)	$1,259,808
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	4,211,195	-	(771,567)	-	(3,439,628)	-
Depreciation and amortization	-	632	55,433	-	676,704	(33,441)	699,328
Change in deferred taxes, net	-	(18,444)	(2,212)	-	145,601	(11,155)	113,790
(Gain) loss on sale of fixed assets and investments	-	-	131	-	2,523	-	2,654
(Gain) loss on investments	-	13,862	986	-	-	(14,848)	-
(Write Up) write-off loans from related parties	-	67,629	7,371	-	-	(75,000)	-
Compensation expense related to stock options	-	6,307	-	-	2,200	-	8,507
Investments in equity method investees, net	-	42,087	-	-	(18,964)	-	23,123
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(33,760)	-	(123,932)	281	(157,411)
Inventories	-	-	24,166	-	(148,719)	38,795	(85,758)
Prepaid expenses and other current and non-current assets	-	20,961	10,742	149,106	(198,834)	(6,154)	(24,179)
Accounts receivable from / payable to related parties	(3)	(5,222,902)	6,481	(814,972)	948,813	5,077,605	(4,978)
Accounts payable, accrued expenses and other current and non-current liabilities	-	29,906	47,061	1,754	42,577	126	121,424
Income tax payable	(1,650)	(112,696)	-	(136,469)	146,271	9,628	(94,916)
Net cash provided by (used in) operating activities	2,753	83,803	131,624	(1,010,041)	2,790,979	(137,726)	1,861,392

Investing Activities:
Purchases of property, plant and equipment	-	(835)	(111,994)	-	(863,362)	44,564	(931,627)
Proceeds from sale of property, plant and equipment	-	-	454	-	11,219	-	11,673
Disbursement of loans to related parties	-	(163,172)	-	249,485	-	(86,313)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(273,204)	(15,168)	(1,800)	(1,773,964)	285,078	(1,779,058)
Proceeds from divestitures	-	-	-	-	8,257	-	8,257
Net cash provided by (used in) investing activities	-	(437,211)	(126,708)	247,685	(2,617,850)	243,329	(2,690,755)

Financing Activities:
Short-term borrowings, net	-	1,803	(2,982)	-	(28,172)	-	(29,351)
Long-term debt and capital lease obligations, net	(2,752)	540,825	-	762,356	(124,109)	86,313	1,262,633
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(9,500)	-	(9,500)
Proceeds from exercise of stock options	-	98,523	-	-	8,524	-	107,047
Dividends paid	-	(317,903)	-	-	(20,387)	20,387	(317,903)
Capital increase (decrease)	-	-	-	-	218,371	(218,371)	-
Distributions to noncontrolling interest	-	-	-	-	(250,271)	-	(250,271)
Contributions from noncontrolling interest	-	-	-	-	42,356	-	42,356
Net cash provided by (used in) financing activities	(2,752)	323,248	(2,982)	762,356	(163,188)	(111,671)	805,011

Effect of exchange rate changes on cash and cash equivalents	-	30,264	(702)	-	(54,132)	-	(24,570)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	104	1,232	-	(44,191)	(6,068)	(48,922)
Cash and cash equivalents at beginning of period	0	13	4,490	-	672,206	6,068	682,777
Cash and cash equivalents at end of period	$1	$117	$5,722	$-	$628,015	$-	$633,855

	For the year ended December 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4,377	$1,109,890	$(3,251)	$739,402	$1,206,287	$(1,801,082)	$1,255,623
Gain (loss) related to cash flow hedges	-	21,020	-	-	1,512	-	22,532
Actuarial gain (loss) on defined benefit pension plans	-	(971)	(15,150)	83,597	(2,487)	-	64,989
Gain (loss) related to foreign currency translation	-	(158,328)	32,934	-	(12,896)	23,851	(114,439)
Income tax (expense) benefit related to components of other comprehensive income	-	(6,317)	(4,418)	32,979	(55,844)	-	(33,600)
Other comprehensive income (loss), net of tax	-	(144,596)	13,366	116,576	(69,715)	23,851	(60,518)
Total comprehensive income	$4,377	$965,294	$10,115	$855,978	$1,136,572	$(1,777,231)	$1,195,105
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	143,689	143,689
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4,377	$965,294	$10,115	$855,978	$1,136,572	$(1,920,920)	$1,051,416

	For the year ended December 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$4,377	$1,109,890	$(3,251)	$739,402	$1,206,287	$(1,801,082)	$1,255,623
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(924,138)	-	(816,954)	-	1,741,092	-
Depreciation and amortization	-	689	52,029	-	629,071	(33,564)	648,225
Change in deferred taxes, net	-	(34,548)	3,149	-	46,888	424	15,913
(Gain) loss on sale of fixed assets and investments	-	(43)	437	-	(33,378)	-	(32,984)
(Gain) loss on investments	-	-	(61)	-	-	61	-
(Write Up) write-off loans from related parties	-	91,593	-	-	-	(91,593)	-
Compensation expense related to stock options	-	13,593	-	-	-	-	13,593
Cash inflow (outflow) from hedging	-	(4,073)	-	-	-	-	(4,073)
Investments in equity method investees, net	-	22,945	-	-	(20,610)	-	2,335
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	14,851	-	(54,149)	(1,982)	(41,280)
Inventories	-	-	(4,162)	-	(70,848)	20,092	(54,918)
Prepaid expenses and other current and non-current assets	-	46,352	(11,519)	(44,179)	72,114	5,107	67,875
Accounts receivable from / payable to related parties	(8)	(334,000)	644,752	128,185	(559,991)	106,351	(14,711)
Accounts payable, accrued expenses and other current and non-current liabilities	-	11,469	21,203	6,246	181,426	(5,080)	215,264
Income tax payable	174	7,917	-	(50,528)	7,661	(1,281)	(36,057)
Net cash provided by (used in) operating activities	4,543	7,646	717,428	(37,828)	1,404,471	(61,455)	2,034,805

Investing Activities:
Purchases of property, plant and equipment	-	(320)	(76,096)	-	(712,213)	40,691	(747,938)
Proceeds from sale of property, plant and equipment	-	48	583	-	19,216	-	19,847
Disbursement of loans to related parties	-	911,133	-	141,347	-	(1,052,480)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(103,308)	(24,503)	(1,000)	(492,683)	125,769	(495,725)
Proceeds from divestitures	-	-	-	-	18,276	-	18,276
Net cash provided by (used in) investing activities	-	807,553	(100,016)	140,347	(1,167,404)	(886,020)	(1,205,540)

Financing Activities:
Short-term borrowings, net	-	20	(613,593)	-	597,859	-	(15,714)
Long-term debt and capital lease obligations, net	(4,544)	(140,374)	-	1,596,569	(2,680,352)	1,052,480	(176,221)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	189,250	-	189,250
Proceeds from exercise of stock options	-	102,419	-	-	8,881	-	111,300
Proceeds from conversion of preference shares into ordinary shares	-	34,784	-	-	-	-	34,784
Purchase of treasury stock	-	(505,014)	-	-	-	-	(505,014)
Dividends paid	-	(296,134)	-	(684,229)	681,345	2,884	(296,134)
Capital increase (decrease)	-	-	-	(1,014,859)	1,117,683	(102,824)	-
Distributions to noncontrolling interest	-	-	-	-	(216,758)	-	(216,758)
Contributions from noncontrolling interest	-	-	-	-	66,467	-	66,467
Net cash provided by (used in) financing activities	(4,544)	(804,299)	(613,593)	(102,519)	(235,625)	952,540	(808,040)

Effect of exchange rate changes on cash and cash equivalents	-	(10,965)	170	-	(15,693)	-	(26,488)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	(65)	3,989	-	(14,251)	5,065	(5,263)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$0	$13	$4,490	$-	$672,206	$6,068	$682,777

	For the year ended December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4,357	$1,186,809	$31,534	$863,247	$1,210,395	$(1,969,365)	$1,326,977
Gain (loss) related to cash flow hedges	-	(4,465)	(9)	11,725	16,768	-	24,019
Actuarial gain (loss) on defined benefit pension plans	-	(2,091)	(46,830)	(49,796)	(4,461)	-	(103,178)
Gain (loss) related to foreign currency translation	-	(84,026)	18,540	-	132,627	(3,338)	63,803
Income tax (expense) benefit related to components of other comprehensive income	-	3,615	13,447	15,019	(23,250)	-	8,831
Other comprehensive income (loss), net of tax	-	(86,967)	(14,852)	(23,052)	121,684	(3,338)	(6,525)
Total comprehensive income	$4,357	$1,099,842	$16,682	$840,195	$1,332,079	$(1,972,703)	$1,320,452
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	139,989	139,989
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4,357	$1,099,842	$16,682	$840,195	$1,332,079	$(2,112,692)	$1,180,463